SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended			12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted average grant-date fair value per share (RMB)
Total share based compensation expense				¥ 391,275	¥ 333,686	¥ 189,756
Restricted shares
Number of Shares
Outstanding, beginning				31,018,768	33,357,296	29,510,504
Granted (in shares)				12,107,888	11,710,848	14,551,472
Vested (in shares)				(12,632,104)	(12,684,640)	(9,122,432)
Forfeited (in shares)				(1,563,832)	(1,364,736)	(1,582,248)
Outstanding, ending				28,930,720	31,018,768	33,357,296
Weighted average grant-date fair value per share (RMB)
Outstanding, beginning				¥ 42.4	¥ 22.4	¥ 9.3
Granted (in RMB per share)				31.6	66.7	34.2
Vested (in RMB per share)				29.3	14.1	9.3
Forfeited (in RMB per share)				37.7	25.1	10.7
Outstanding, ending				¥ 43.9	¥ 42.4	¥ 22.4
Total unrecognized compensation expense				¥ 422,369
Total share based compensation expense				¥ 391,275	¥ 333,686	¥ 189,447
Weighted average period over which unrecognized compensation expense is expected to be recognized				1 year 6 months 10 days
Intrinsic value of restricted shares vested				¥ 674,147	¥ 827,396	¥ 311,923
Intrinsic value of unvested restricted shares				¥ 1,087,349
Restricted shares | Employees, officers and directors
Number of Shares
Granted (in shares)	11,929,608	11,520,312	14,314,160